Provision For Income Tax - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Current and Deferred Portions of Income Tax Expense [Abstract]
Current income tax	$ 16,772		$ 128,932
Deferred income tax	(11,846)	(174,620)
(Benefit from) Provision for income taxes	$ 4,926	$ (174,620)	$ 128,932